UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the distribution period from
August 2, 2006 to September 1, 2006

Commission File Number of issuing entity: 333-101155-31

MS Structured SATURNS Series 2006-2
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-101155

MS Structured Asset Corp.
(Exact name of depositor as specified in its charter)

MS Structured Asset Corp.
(Exact name of sponsor as specified in its charter)

New York
(State or other jurisdiction of incorporation or organization of the issuing entity)

Applied for, but not received yet from the I.R.S.
(I.R.S. Employer Identification No.)

c/o LaSalle Bank National Association 135 South LaSalle Street Chicago, Illinois	60603
(Address of principal executive offices of the issuing entity)	(Zip Code)

312-904-7323
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Name of exchange
Title of class	Section 12(b)	Section 12(g)	Section 15(d)	(If Section 12(b))
Class A Units	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒   No ☐

SEC 2503 (03-05) Potential persons who are to respond to the collection of information contained in this form are not required to respond unless the form displays a currently valid OMB control number.

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.
The semi-annual distribution report for the period referenced above for the holders of Structured Asset Trust Unit Repackagings (SATURNSSM) Cummins Engine Company Debenture Backed 2006-2 is attached as Exhibit 99.1.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
Contained within Item 1, if any.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.
Cummins Inc (formerly known as Cummins Engine Company, Inc.), the underlying security issuer with respect to the Units, is a “significant obligor” with respect to the assets of the Trust for purposes of Item 1112 of Regulation AB. For any financial statements of Cummins Inc required to be provided under Regulation S-X during the period since the initial issuance of the Units, this Form 10-D report refers, pursuant to Item 1100(c)(2) of Regulation AB, to the periodic reports of Cummins Inc under section 13(a) or 15(d) of the Exchange Act (“Underlying Security Issuer Exchange Act Reports”) that are on file with the Securities and Exchange Commission (the “SEC”). Such Underlying Security Issuer Exchange Act Reports may be accessed at the public reference facilities maintained by the SEC at Room 1024, 100 F Street, NE, Washington, D.C. 20549. Copies of those materials can be obtained by making a written request to the SEC, Public Reference Section, 100 F Street, NE, Washington, D.C. 20549, at prescribed rates. The SEC also maintains a website on the internet at http://www.sec.gov at which users can view and download copies of reports, proxy, information statements and other information filed electronically. The SEC file number for Cummins Inc is 001-04949.

The underlying security issuer financial statements and Underlying Security Issuer Exchange Act Reports referred to above are not incorporated by reference in this Form 10-D report; and the Trust, the Trustee, the depositor, the sponsor and their affiliates have not verified, have not undertaken to verify, and will not verify, the content of any such underlying security issuer financial statements or Underlying Security Issuer Exchange Act Reports.

Item 7. Significant Enhancement Provider Information.
No update to report.

Item 8. Other Information.
None.

Item 9. Exhibits.
(b)
99.1 Semi-annual distribution report pursuant to Section 4.02 of the Trust Agreement for the distribution on September 1, 2006. The date and time stamp of the attached monthly distribution report is 31-Aug-2006 13:19.

SIGNATURES*
Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

SATURNS Trust No. 2006-2
Date:	September 14, 2006	By: MS Structured Asset Corp., as Depositor
/s/ Madhu Philips
Name: Madhu Philips
Title: Vice President